Other assets	12 Months Ended
Dec. 31, 2019
Other assets [Abstract]
Disclosure of other non-current assets [text block]

14Other assets

Other non-current assets

Other non-current assets in 2019 were EUR 47 million(2018: EUR 47 million). These mainly related to prepaid expenses.

Other current assets

Other current assets include EUR 288 million (2018: EUR 276 million) accrued income and EUR 188 million (2018: EUR 193 million) for prepaid expense mainly related to Diagnosis & Treatment businesses and Connected Care businesses.